Exploration and Evaluation (Tables)	12 Months Ended
Dec. 31, 2024
Text Block [abstract]
Summary of Exploration And Evaluation

	Asia Pacific US$m	Americas US$m	Africa US$m	Total US$m

Year ended 31 December 2024
Carrying amount at 1 January 2024	568	76	24	668
Additions	17	81	1	99
Amortisation of licence acquisition costs	-	(8)	-	(8)
Expensed	(3)	-	(6)	(9)
Transferred exploration and evaluation	(11)	-	(18)	(29)

Carrying amount at 31 December 2024	571	149	1	721

Year ended 31 December 2023
Carrying amount at 1 January 2023	529	240	38	807
Additions	79	161	6	246
Amortisation of licence acquisition costs	-	(2)	(2)	(4)
Expensed	(31)	(28)	(18)	(77)
Transferred exploration and evaluation 1	(9)	(295)	-	(304)

Carrying amount at 31 December 2023	568	76	24	668

Exploration commitments

Year ended 31 December 2024	4	-	10	14
Year ended 31 December 2023	3	1	35	39

1 .
On 20 June 2023, the Group made a final investment decision to develop the Trion resource in Mexico. Related exploration and evaluation assets of
 $
274
 million
were transferred to property, plant and equipment.